Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	$ 192,163	$ 203,232	$ 387,064	$ 401,950
Managed Fleet
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	10,693	12,678	21,803	25,319
Less: distribution expense to managed fleet container investors	(9,507)	(11,302)	(19,432)	(22,475)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(447)	(458)	(890)	(911)
Leasing
Disaggregation Of Revenue [Line Items]
Revenue	739	918	1,481	1,933
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	710	673	1,454	1,205
Total
Disaggregation Of Revenue [Line Items]
Revenue	$ 1,449	$ 1,591	$ 2,935	$ 3,138